Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net Accumulated Depreciation (Details) - Accumulated depreciation [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	$ (480,179)	$ (347,881)	$ (216,923)
Accumulated depreciation, Depreciation expense	(181,564)	(180,148)	(168,199)
Accumulated depreciation, Disposals	44,526	70,251	21,184
Accumulated depreciation, Foreign currency translation		(22,401)	16,057
Accumulated depreciation, Ending balance	(617,217)	(480,179)	(347,881)
Molds and machinery [Member]
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	(248,814)	(174,392)	(103,267)
Accumulated depreciation, Depreciation expense	(76,756)	(78,360)	(74,657)
Accumulated depreciation, Disposals	5,690	3,938	3,532
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(319,880)	(248,814)	(174,392)
Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	(19,084)	(14,060)	(9,095)
Accumulated depreciation, Depreciation expense	(5,719)	(7,000)	(5,968)
Accumulated depreciation, Disposals	3,642	1,976	1,003
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(21,161)	(19,084)	(14,060)
Computers and equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	(68,999)	(17,554)	(7,997)
Accumulated depreciation, Depreciation expense	(37,882)	(39,008)	(37,443)
Accumulated depreciation, Disposals	17,050	9,964	11,829
Accumulated depreciation, Foreign currency translation		(22,401)	16,057
Accumulated depreciation, Ending balance	(89,831)	(68,999)	(17,554)
Leasehold improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	(18,501)	(27,569)	(31,066)
Accumulated depreciation, Depreciation expense	(13,980)	(6,750)	(1,323)
Accumulated depreciation, Disposals	18,144	15,818	4,820
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(14,337)	(18,501)	(27,569)
Buildings [Member]
Property, Plant and Equipment, Net [Line Items]
Accumulated depreciation, Beginning balance	(124,781)	(114,306)	(65,498)
Accumulated depreciation, Depreciation expense	(47,227)	(49,030)	(48,808)
Accumulated depreciation, Disposals		38,555
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	$ (172,008)	$ (124,781)	$ (114,306)